Summary of Interest Rate Swap Agreement Designated as Hedge Agreement (Detail) - Interest Rate Swap Agreement One $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Interest Rate Swaps [Line Items]
Nominal Amount	$ 100,000
Effective Date	Nov. 01, 2011
Pay Rate	1.715%
Receive Rate	1-Month LIBOR
Expiration Date	Apr. 01, 2016
Estimated Total Fair Value at December 31, 2015	$ 373 [1]

[1]	Included in accrued other current liabilities on the consolidated balance sheet as of December 31, 2015.